DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

6. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company's contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

        The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other income, net.

        The fair value of derivative instruments as of December 31, 2014 and 2015 is as follows:

	Balance Sheet Location	2014	2015	2015
		RUB	RUB	$
Derivative assets:
Equity purchase contracts	Investments in non-marketable equity securities	8	—	—

Total derivative assets		8	—	—

Derivative liabilities:
Foreign exchange contracts	Other accrued liabilities	37	92	1.3

Total derivative liabilities		37	92	1.3

        The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2013, 2014 and 2015 amounted to a gain of RUB 27, a loss of RUB 7 and a loss of RUB 55 ($0.8), respectively.